Non adjusting events after the reporting period	12 Months Ended
Dec. 31, 2023
Non adjusting events after the reporting period
Non adjusting events after the reporting period

29Non adjusting events after the reporting period

On February 22, 2024, the Company entered into the SF Investment Agreement with Imagination Aero, a company wholly owned by Stephen Fitzpatrick, pursuant to which Imagination Aero agreed to purchase, and the Company agreed to issue and sell to Imagination Aero, up to $50 million of (i) newly issued ordinary shares and (ii) 50,000,000 SF Warrants, in each case at purchase prices specified in the Investment Agreement and subject to the terms and conditions set out in the SF Investment Agreement.